Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Simplify Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 13, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2022
Prospectus Date	rr_ProspectusDate	Aug. 10, 2021
Simplify Tail Risk Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Simplify Tail Risk Strategy ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Simplify Tail Risk Strategy ETF | Simplify Tail Risk Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CYA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed until at least October 31, 2022, to waive 0.25% of its management fees and/or pay or absorb the Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by the Fund to 0.50% of the Fund’s average daily net assets. In addition, the adviser has agreed to waive any acquired fund fees and expenses attributed to investments in any series of the Simplify Exchange Traded Funds. “Specified Expenses” means all ordinary operating expenses of a Fund including management fees, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The fee waiver is subject to possible recoupment from a Fund in future years (within the three years after the fees have been waived), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. Any waived fees may only be recouped within three years from the date when the amount was waived or reimbursed. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser.